PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	¥ 636,923	$ 99,947	¥ 606,520
Prepaid rental and deposits	234,885	36,859	241,718
Prepayments for materials and advertising fees	79,332	12,449	19,677
Interest receivables	4,360	684	5,975
Others	88,507	13,889	61,607
Prepaid expenses and other current assets, net	¥ 1,044,007	$ 163,828	¥ 935,497